JPMorgan Realty Income ETF
Schedule of Portfolio Investments as of November 30, 2025
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan Realty Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 98.4%
Apartments — 13.8%
American Homes 4 Rent, Class A, REIT	133,003	4,272,056
Camden Property Trust, REIT	115,387	12,270,254
Equity LifeStyle Properties, Inc., REIT (a)	149,147	9,376,872
Equity Residential, REIT	237,627	14,673,467
Invitation Homes, Inc., REIT	446,557	12,592,907
Mid-America Apartment Communities, Inc., REIT	99,020	13,455,828
		66,641,384
Diversified — 27.4%
American Tower Corp., REIT	237,461	43,044,556
Crown Castle, Inc., REIT	74,689	6,817,612
Digital Realty Trust, Inc., REIT	148,807	23,826,977
Equinix, Inc., REIT	50,714	38,203,363
SBA Communications Corp., REIT	57,415	11,154,012
Weyerhaeuser Co., REIT	394,732	8,766,998
		131,813,518
Health Care — 20.2%
Alexandria Real Estate Equities, Inc., REIT	109,160	5,858,617
Healthpeak Properties, Inc., REIT	568,112	10,373,725
Ventas, Inc., REIT	318,471	25,678,317
Welltower, Inc., REIT	266,628	55,517,282
		97,427,941
Hotels — 3.6%
Host Hotels & Resorts, Inc., REIT	836,196	14,742,135
Park Hotels & Resorts, Inc., REIT (a)	221,151	2,392,854
		17,134,989
Industrial — 11.0%
Americold Realty Trust, Inc., REIT	165,153	1,788,607
EastGroup Properties, Inc., REIT	80,128	14,517,591
Prologis, Inc., REIT	286,122	36,775,261
		53,081,459
Office — 3.9%
Cousins Properties, Inc., REIT	340,377	8,774,919
Empire State Realty Trust, Inc., Class A, REIT	589,449	4,143,827
Hudson Pacific Properties, Inc., REIT *	1,706,488	3,378,846
Vornado Realty Trust, REIT	71,459	2,631,120
		18,928,712
Real Estate Management & Development — 0.9%
CBRE Group, Inc., Class A, REIT *	27,857	4,508,098
Regional Malls — 4.0%
Macerich Co. (The), REIT	339,382	5,891,672
Simon Property Group, Inc., REIT	72,653	13,536,707
		19,428,379

JPMorgan Realty Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Shopping Centers — 4.3%
Kimco Realty Corp., REIT	139,187	2,875,603
Regency Centers Corp., REIT (a)	248,210	17,662,624
		20,538,227
Single Tenant — 2.7%
Agree Realty Corp., REIT	172,192	12,952,282
Storage — 6.6%
CubeSmart, REIT	226,071	8,416,623
Extra Space Storage, Inc., REIT	148,817	19,817,960
Smartstop Self Storage REIT, Inc., REIT	111,873	3,656,010
		31,890,593
Total Common Stocks (Cost $425,564,762)		474,345,582
Short-Term Investments — 2.3%
Investment Companies — 1.5%
JPMorgan Prime Money Market Fund Class IM Shares, 4.06% (b) (c) (Cost $7,291,339)	7,289,772	7,292,688
Investment of Cash Collateral from Securities Loaned — 0.8%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.05% (b) (c) (Cost $3,541,928)	3,541,928	3,541,928
Total Short-Term Investments (Cost $10,833,267)		10,834,616
Total Investments — 100.7% (Cost $436,398,029)		485,180,198
Liabilities in Excess of Other Assets — (0.7)%		(3,339,812)
NET ASSETS — 100.0%		481,840,386

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at November 30, 2025. The total value of securities on loan at November 30, 2025 is $3,452,991.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of November 30, 2025.

JPMorgan Realty Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$485,180,198	$—	$—	$485,180,198

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers.

JPMorgan Realty Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended November 30, 2025
Security Description	Value at February 28, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2025	Shares at November 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.06% (a) (b)	$9,709,167	$56,309,904	$58,726,851	$581	$(113)	$7,292,688	7,289,772	$269,095	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.05% (a) (b)	—	11,934,139	8,392,211	—	—	3,541,928	3,541,928	33,913	—
Total	$9,709,167	$68,244,043	$67,119,062	$581	$(113)	$10,834,616		$303,008	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2025.